Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Basic and diluted loss per share [Abstract]
Schedule of Basic and Diluted Loss Per Share	The calculation of the basic and diluted loss per share attributable to the shareholders of the Group is based on the following data:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Loss for the purpose of basic and diluted loss	(1,525,032)	(95,835)

Schedule of Number of Shares	Number of shares
	June 30, 2023	June 30, 2022
Weighted average number of ordinary shares for the purposes of basic loss per share (ordinary shares)	-	1
Weighted average number of ordinary shares for the purposes of basic loss per share (Class A Ordinary Shares)	7,700,000	2,850,000
Weighted average number of ordinary shares for the purposes of basic loss per share (Class B Ordinary Shares)	3,457,818	100,000

Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2023 and 2022, which includes ordinary shares, Class A Ordinary Shares and Class B Ordinary Shares:
	For the six months ended June 30, 2023			For the six months ended June 30, 2022
	Ordinary shares	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A		Ordinary shares Class B
Net loss per share, basic and diluted
Numerator:
Allocation of undistributed net loss	-	(1,052,423)	(472,609)	-	(92,586)	(3,249)
Denominator:
Weighted average shares	-	7,700,000	3,457,848	1	2,850,000	100,000
Basic and diluted net loss per share	(0.14)	(0.14)	(0.14)	(0.03)	(0.03)	(0.03)